Prepaid Expenses and Other Current Assets, Net	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

7. PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Advances to suppliers(i)	3,782	3,911
Prepaid VAT	12,416	11,273
Rental and other short-term deposits	1,701	719
Staff advances	1,276	383
Prepaid consulting expenses	35	208
Prepaid short-term rent	1,052	465
Receivables from third-party payment platform	7	8
Others(ii)	16,500	5,938
Total	36,769	22,905
Less: Provision for credit losses	(8,117)	(6,175)
Total	28,652	16,730

Notes:

(i)	Advances to suppliers mainly includes prepaid operation expenses.

(ii)	Others mainly includes the loans provided to third parties and the non-trade receivables from third parties.

The following table provide a summary of changes of the provision for credit loss for the years ended December 31, 2024 and 2025:

	December 31,
	2024	2025
	RMB	RMB
Balance at beginning of period	25,360	8,117
Amounts reversed	(4,824)	(1,942)
Amounts written off*	(1,963)	—
Disposal of subsidiaries	(10,456)	—
Balance at end of period	8,117	6,175

*	It represents the credit loss written off due to the deregistration of the counter party.

Provision for credit losses for prepayment and other current assets for the year ended December 31, 2023 was RMB6,293, and reversal for credit losses for prepayment and other current assets for the year ended December 31, 2024 and 2025 were RMB4,824 and RMB 1,942, respectively. There is no recovery collected for the year ended December 31, 2023, 2024 and 2025.